Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	$ 177,702	$ 130,129
Short-term investments	139,700	0
Accounts receivable	10,289	30,704
Inventories	30,955	26,019
Other current assets	33,781	21,834
Total current assets	392,427	208,686
Non-Current
Mineral property, plant and equipment	755,274	445,428
Exploration and evaluation assets	15,686	32,038
Deferred income tax assets	0	2,315
Deposits and other non-current assets	24,689	1,295
Total non-current assets	795,649	481,076
Total Assets	1,188,076	689,762
Current
Accounts payable and accrued liabilities	84,603	66,384
Current portion of loans and borrowings	15,703	4,344
Current portion of deferred revenue	16,580	10,511
Income taxes payable	5,435	7,353
Current portion of derivatives	577	29,357
Current portion of lease liabilities	6,223	4,711
Total current liabilities	129,121	122,660
Non-Current
Loans and borrowings	402,354	54,906
Deferred revenue	69,476	83,711
Provision for rehabilitation and closure costs	22,172	19,037
Deferred income tax liabilities	6,229	0
Lease liabilities	4,740	2,399
Other non-current liabilities	11,819	11,559
Total non-current liabilities	516,790	171,612
Total Liabilities	645,911	294,272
SHAREHOLDERS’ EQUITY
Share capital	148,055	133,072
Equity reserves	(66,189)	(94,910)
Retained earnings	456,726	354,895
Equity attributable to owners of the Company	538,592	393,057
Non-controlling interests	3,573	2,433
Total shareholders' equity	542,165	395,490
Total Liabilities and Equity	$ 1,188,076	$ 689,762